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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22051

ING International High Dividend Equity Income Fund

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ 85258

(Address of principal executive offices) (Zip code)

Huey P. Falgout, Jr., 7337 E. Doubletree Ranch Rd. Scottsdale, AZ 85258

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: February 28

Date of reporting period: August 31, 2010

Item 1.	Reports to Stockholders.

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1):

Semi-Annual Report

August 31, 2010

ING International High Dividend Equity Income Fund

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This report is submitted for general information to shareholders of the ING Funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the fund’s investment objectives, risks, charges, expenses and other information. This information should be read carefully.

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PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio securities is available (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the Fund’s website at www.ingfunds.com and (3) on the SEC’s website at www.sec.gov. Information regarding how the Fund voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s website at www.ingfunds.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This report contains a summary portfolio of investments for the Fund. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The Fund’s Forms N-Q, as well as a complete portfolio of investments, are available without charge upon request from the Fund by calling Shareholder Services toll-free at (800) 992-0180.

PRESIDENT’S LETTER

Dear Shareholder,

ING International High Dividend Equity Income Fund (the “Fund”) is a diversified, closed-end management investment company whose shares are traded on the New York Stock Exchange under the symbol “IID.” The primary objective of the Fund is to seek current income and realized gains, with a secondary objective of long-term capital appreciation.

The Fund seeks to achieve its investment objective by investing at least 80% of its managed assets in dividend-producing equity securities of foreign companies and/or derivatives linked to such securities or indices that include such securities. The Fund also seeks to enhance total returns over a market cycle by selling call options on selected international, regional or country indices, and/or equity securities and/or exchange traded funds.

For the six months ended August 31, 2010, the Fund made monthly total distributions of $0.64 per share all consisting of net investment income. During the period, the Fund reduced its monthly distribution from $0.115 to $0.092 per month, commencing with the distribution paid on July 15, 2010.

Based on net asset value (“NAV”), the Fund provided a total return of (0.25)% for the six months ended August 31, 2010.(1) This NAV return reflects a decrease in its NAV from $10.52 on

February 28, 2010 to $9.90 on August 31, 2010. Based on its share price as of August 31, 2010, the Fund provided a total return of (8.49)% for the period ended August 31, 2010.(2) This share price return reflects a decrease in its share price from $12.19 on February 28, 2010 to $10.52 on August 31, 2010.

The global equity markets have witnessed a challenging and turbulent period. Please read the Market Perspective and Portfolio Managers’ Report for more information on the market and the Fund’s performance.

At ING Funds our mission is to set the standard in helping our clients manage their financial future. We seek to assist you and your financial advisor by offering a range of global investment solutions. We invite you to visit our website at www.ingfunds.com. Here you will find information on our products and services, including current market data and fund statistics on our open- and closed-end funds. You will see that we offer a broad variety of equity, fixed income and multi-asset funds that aim to fulfill a variety of investor needs.

We thank you for trusting ING Funds with your investment assets, and we look forward to serving you in the months and years ahead.

Sincerely,

Shaun P. Mathews

President & Chief Executive Officer

ING Funds

October 8, 2010

The views expressed in the President’s Letter reflect those of the President as of the date of the letter. Any such views are subject to change at any time based upon market or other conditions and ING Funds disclaim any responsibility to update such views. These views may not be relied on as investment advice and because investment decisions for an ING Fund are based on numerous factors, may not be relied on as an indication of investment intent on behalf of any ING Fund. Reference to specific company securities should not be construed as recommendations or investment advice. International investing does pose special risks including currency fluctuation, economic and political risks not found in investments that are solely domestic.

For more complete information, or to obtain a prospectus for any ING Fund, please call your Investment Professional or the Fund’s Shareholder Service Department at (800) 992-0180 or log on to www.ingfunds.com. The prospectus should be read carefully before investing. Consider the fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this information and other information about the fund. Check with your Investment Professional to determine which funds are available for sale within their firm. Not all funds are available for sale at all firms.

(1)

Total investment return at net asset value has been calculated assuming a purchase at net asset value at the beginning of each period and a sale at net asset value at the end of each period and assumes reinvestment of dividends, capital gain distributions and return of capital distributions/allocations, if any, in accordance with the provisions of the Fund’s dividend reinvestment plan.

(2)

Total investment return at market value measures the change in the market value of your investment assuming reinvestment of dividends, capital gain distributions, and return of capital distributions/allocations, if any, in accordance with the provisions of the Fund’s dividend reinvestment plan.

MARKET PERSPECTIVE:  SIX MONTHS ENDED AUGUST 31, 2010

Our previous fiscal year ended near the anniversary of March 9, 2009, when global equities in the form of the MSCI World IndexSM measured in local currencies, including net reinvested dividends (“MSCI” for regions discussed below), touched levels last seen six years earlier. From that low point, the index was 58% higher as the new fiscal year started and continued to rise through mid April 2010. But from there a confluence of local and global concerns sent prices on a downward path. For the six months to August 31, 2010 global equities fell 3.35%. (The MSCI World IndexSM fell 3.48% for the six months ended August 31, 2010, measured in U.S. dollars.) In currencies, the dollar gained 7.3% against the euro, but lost 4.7% to the yen and 1.8% against the pound.

The 12-month rally in equities had become increasingly edgy. The rescue of failing institutions by governments and central banks in Europe and the U.S., together with unprecedented fiscal and monetary stimulus to counter the ensuing recession, had led to enormous, unsustainable budget deficits. Not only would stimulus programs end, but debt would need to be wound down.

Beacons of hope in this rather bleak outlook were the United States and emerging markets, centered on China. The U.S. with its vast, dynamic, flexible economy would surely bounce back most quickly in the developed world and generate global economic activity. Emerging market economies, much more fiscally robust these days, had never suffered much of a financial crisis and recession anyway and were again showing vibrant growth. The demand for capital goods from China might sustain Japan’s export led revival, while in Europe, growth may be tepid but at least the situation was stable.

By early May all of these premises were disintegrating, the erosion gathering pace over the summer, as attention lurched from one economic statistic to the next.

In the U.S., the critical housing market seemed to be improving, boosted by tax credits for home buyers. After sliding for more than three years, house prices (based on the S&P/Case-Shiller 20-City Composite Home Price Index), finally showed year-over-year increases from February. But when the credits expired, sales of new and existing homes slumped to multi-year low levels. Prices would surely follow. Unemployment remained stubbornly high, near 10%, barely scratched by new private sector jobs only averaging about 50,000 per month. Gross Domestic Product (“GDP”) growth in the second quarter of 2010 decelerated to 1.6% annualized. In July testimony, Federal Reserve Chairman Bernanke referred to an “unusually uncertain” outlook, exactly what investors didn’t want to hear and three weeks later the Federal Open Market Committee formally downgraded its assessment for the U.S. economy. Record low Treasury bond yields in the U.S., Germany and the U.K. in August were compelling evidence to some commentators that developed economies were on the cusp of a second recession.

China’s version of a recession was to grow at “only” 9.1% in 2009. In response, the government instructed the banks to expand lending. They did so and first quarter GDP growth rebounded to 11.9%. But inflation picked up and a housing bubble developed. The authorities quickly back-pedaled and repeatedly raised banks’ reserve ratio requirements while tightening the rules on mortgage issuance. Second quarter GDP growth slipped to 10.3%

and by the end of August the official Chinese manufacturing purchasing managers suggested the slowest activity in 17 months. The unofficial version compiled by HSBC signaled contraction.

In the Eurozone, default on billions of euro of Greece’s maturing bonds loomed. Amid downgrades, ballooning yields, fears of contagion and doubts about the viability of the euro itself, Eurozone countries dithered until, at last in May, finance ministers and the International Monetary Fund agreed on a Financial Stabilization “mechanism” funded with up to €750 billion. The European Central Bank (“ECB”) started buying the worst-affected countries’ sovereign debt, much of it held in the vulnerable European banking system. The new mechanism and positive results from some rather soft stress testing on banks in July seemed to calm nerves. But uncertainty remained: August ended with a gaping 9.48% spread between the yields on Greek and German 10-year bonds.

U.S. equities, represented by the S&P 500® Index including dividends, fell 4.04% in the first half of the fiscal year. Early economic data were, on balance, favorable, with stock prices also supported by strong earnings reports. First quarter operating earnings per share for S&P 500® companies were, on average, about 92% above those for the corresponding quarter of 2009. By April 23, 2010 the index was up over 10% and at the high point for 2010, before factors described above drove investor sentiment and the market back down amid surging volatility.

In international markets, the MSCI Japan® Index sagged 9.72% for the six months through August. Apparently impressive 1.1% quarterly GDP growth in the first quarter was heavily exports-dependent and gave way to a barely perceptible 0.1% in the second, with domestic demand and consumer prices falling. The MSCI Europe ex UK® Index fell just 0.05%. The sovereign debt trauma subsided after it became clear that the ECB stood behind the banking system, and stress testing on the latter at least revealed no new problems. In the meantime, GDP grew 1.0% in the second quarter. The MSCI UK® Index slipped 0.61%, but excluding BP would have risen about 2%. Having suffered during the sovereign debt crisis due to the U.K.’s own 11% budget deficit, investors seemed to take heart from the newly elected coalition government’s aggressively austere budget that would reduce the deficit to 3.9% by 2015. Supporting this was the return to profit of most banks and second quarter GDP growth of 1.2%.

Parentheses denote a negative number.

Past performance does not guarantee future results. The performance quoted represents past performance. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. The Fund’s performance is subject to change since the period’s end and may be lower or higher than the performance data shown. Please call (800) 992-0180 or log on to www.ingfunds.com to obtain performance data current to the most recent month end.

Market Perspective reflects the views of ING’s Chief Investment Risk Officer only through the end of the period, and is subject to change based on market and other conditions.

BENCHMARK DESCRIPTIONS

Index	Description
MSCI World IndexSM	An unmanaged index that measures the performance of over 1,400 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East.
S&P/Case-Shiller 20-City Composite Home Price Index	A composite index of the home price index for the top 20 Metropolitan Statistical Areas in the United States. The index is published monthly by Standard & Poor’s.
S&P 500® Index	An unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.
MSCI Japan® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.
MSCI Europe ex UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Europe, excluding the UK.
MSCI UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in the UK.
MSCI Europe® Index	A free float-adjusted market capitalization weighted index designed to measure the equity market performance of the developed markets in Europe.
MSCI All Country Asia Pacific ex-Japan® Index	A free float-adjusted market capitalization weighted index designed to measure the equity market performance of Asia, excluding Japan.

ING INTERNATIONAL HIGH DIVIDEND EQUITY INCOME FUND	PORTFOLIO MANAGERS’ REPORT

Country Allocation

as of August 31, 2010

(as a percent of net assets)

United Kingdom	12.9%
Australia	12.2%
France	7.6%
Hong Kong	6.6%
China	6.4%
South Korea	6.4%
Germany	5.7%
Switzerland	5.4%
Taiwan	5.4%
United States	4.1%
India	3.3%
Netherlands	3.2%
Countries between 1.5% - 2.9%(1)	9.8%
Countries less than 1.5%(2)	9.5%
Other Assets and Liabilities - Net	1.5%

Net Assets	100.0%

(1)	Includes five countries, which each represents 1.5% - 2.9% of net assets.
(2)	Includes fifteen countries, which each represents less than 1.5% of net assets.

Portfolio holdings are subject to change daily.

ING International High Dividend Equity Income Fund’s (the “Fund”) primary investment objective is to provide current income and realized gains, with a secondary objective of long-term capital appreciation. The Fund seeks to achieve its investment objectives by:

•

investing primarily in a portfolio of international dividend producing securities or derivatives linked to such securities or indices that include such securities, which the sub-adviser believes will pay above-average, sustainable, dividends; and

•	selling call options on selected international, regional or country indices, and/or on equity securities and/or exchange traded funds (“ETFs”).

The Fund is managed by Martin Jansen, David Powers and Frank van Etten, Portfolio Managers of ING Investment Management Co.; Nicolas Simar, Manu Vandenbulck, Bas Peeters, Willem van Dommelen and Edwin Cuppen, Portfolio Managers of ING Investment Management Advisors B.V. (Europe); and Pranay Gupta and Bing Li, Portfolio Managers of ING Investment Management Asia/Pacific (Hong Kong) Limited.*

Equity Portfolio Construction: Under normal market conditions, the Fund seeks to achieve its investment objectives by investing in dividend-producing equity securities of foreign companies (“foreign securities”) and/or derivatives linked to such securities or indices that include such securities. The Fund normally invests across a broad range of countries, industries and market sectors, including in issuers located in countries that are considered emerging markets.

The sub-adviser seeks to construct a portfolio with a dividend yield that exceeds the weighted average dividend yield of the MSCI AC (All Countries) ex USA IndexSM and allocates the Fund’s assets among the Europe region, the Asia Pacific region and the Rest-of-the-World region in proportions (“sleeves”) that depend on the sub-adviser’s assessment of market conditions across the investing spectrum. The target allocation is expected to be approximately 50% invested in the European sleeve in approximately 50-100 European equity securities, 40% invested in the Asia Pacific sleeve in approximately

90-170 Asia Pacific equity securities and 10% invested in the Rest-of-the-World sleeve in approximately 50 equity securities. The Fund invests in approximately 150 to 300 equity securities and will select securities through a bottom-up process that is based upon quantitative screening and fundamental industry, sector and company analysis.

The Fund’s Option Strategy: To generate premiums, the Fund writes (sells) call options on selected international, regional or country indices, and/or on equity securities, with the underlying value of such calls having 20% to 50% of the value of its holdings of equity securities. The Fund seeks to generate gains from the call writing strategy over a market cycle to supplement the dividend yield of its underlying portfolio of high dividend yield equity securities and/or ETFs. Call options will be written (sold) usually at-the money or near-the-money and will be written both in exchange-listed option markets and over-the-counter markets with major international banks, broker-dealers and financial institutions. The Fund seeks to maintain written call options positions on selected international, regional or country indices, and/or on equity securities and/or ETFs whose price movements, taken in the aggregate, are correlated with the price movements of the Fund’s portfolio.

Performance: Based on net asset value (“NAV”) as of August 31, 2010, the Fund provided a total return of (0.25)% for the six month period. This NAV return reflects a decrease in its NAV from $10.52 on February 28, 2010 to $9.90 on August 31, 2010. Based on its share price as of

August 31, 2010, the Fund provided a total return of (8.49)% for the six month period. This share price return reflects a decrease in its share price from $12.19 on February 28, 2010 to 10.52 on August 31, 2010. During the period, the Fund made monthly total distributions of $0.64 per share, all consisting of net investment income. During the six month period, the Fund reduced its monthly distribution from $0.115 to $0.092 commencing with the distribution paid on July 15, 2010. To reflect the strategic emphasis of the Fund, the equity portfolio uses a blend of 55% MSCI Europe® Index and 45% MSCI Asia Pacific ex-Japan® Index as a reference index. The blend of 55% in the MSCI Europe® Index and 45% in the MSCI Asia Pacific ex-Japan® Index returned (0.03)% for the reporting period. As of August 31, 2010, the Fund had 8,249,898 shares outstanding.

Market Review: To reflect the strategic emphasis of the Fund, the equity portfolio uses a blend of 55% in the MSCI Europe® Index and 45% in MSCI Asia Pacific ex-Japan® Index as a reference index. For the review period, this reference index returned (0.03)%, reflecting the market consolidation after the strong recovery from the depressed market levels in early 2009. The Europe component of the reference index posted a negative return of 2.45%, due to a sharp decline in April and May as the Greek sovereign debt issue intensified. The Asia Pacific component, which returned

Top Ten Holdings

as of August 31, 2010

(as a percent of net assets)

BHP Billiton Ltd.	1.8%
GlaxoSmithKline PLC	1.5%
Unilever PLC	1.4%
Royal Dutch Shell PLC — Class B	1.4%
Total S.A.	1.3%
Novartis AG	1.2%
Roche Holding AG — Genusschein	1.2%
Scottish & Southern Energy PLC	1.2%
HSBC Holdings PLC	1.1%
Samsung Electronics Co., Ltd.	1.1%

Portfolio holdings are subject to change daily.

PORTFOLIO MANAGERS’ REPORT	ING INTERNATIONAL HIGH DIVIDEND EQUITY INCOME FUND

3.45% in this period, proved to be more resilient. Market volatility spiked significantly in the April to June period as markets declined, and fell thereafter as markets recovered. Volatility remains somewhat higher than levels prevailing before the onset of the recent financial crisis.

Equity Portfolio: For the reporting period, the Fund’s underlying equity portfolio underperformed its reference index in choppy market conditions. Stock selection among the financials, consumer and materials sectors detracted most, while the energy holdings added value. In the Asia-Pacific ex-Japan sleeve, the positioning in the consumer sectors constituted the largest headwind. Security selection also contributed negatively in financials and materials. The European sleeve lagged its regional index, primarily on account of adverse stock selection in the financials, industrials, materials, energy and consumer discretionary sectors. Stock selection in telecommunication services and information technology added value. The Fund can invest up to 20% of its assets in regions outside Asia Pacific and Europe (North America, Eastern Europe, Latin America and Africa). The average allocation of about 8% during the reporting period contributed positively, due largely to the sleeve’s positioning in the energy sector and a position in a Brazilian utility.

Option Portfolio: During the reporting period call options were written against Asia-Pacific indices (ASX, KOSPI, TWSE and Hang Seng) and European indices (FTSE 100 and DJ EuroStoxx 50). The option portfolio consists of a basket of short-dated index options designed to have a low tracking error to the reference index of the equity portfolio. The actual composition of the option basket may be adjusted to capitalize on the relative attractiveness of volatility premiums and market trading opportunities. The options generally had a maturity in the range of four to five weeks, while the coverage ratios for both the European and Asia-Pacific sleeves were approximately 40%. The options were generally sold at-the-money. Intermittent volatility spikes along with a consolidating market were generally favorable for the options strategy, with the result that the options overlay added value for the period as a whole.

Outlook: High-dividend strategies are designed to dampen volatility versus the broader market across an investment cycle. In our view, the need for developed economies to contain and reduce budget deficits, and the associated outlook for continued positive but muted growth, is likely to be reflected in equity markets that could trade higher over time but with sustained higher volatility levels. We believe this backdrop could favor dividend yielding stocks, which tend to be more robust in times of uncertainty, as well as the generation of attractive levels of income through the option overlay. We believe the relatively low coverage ratio allows upside potential for the Fund if markets do wind their way higher over time.

*	Effective July 15, 2010, Teik Cheah and Nicholas Toovey were replaced with Pranay Gupta and Bing Li as portfolio managers to the Fund. Effective September 30, 2010, Edwin Cuppen and Willem van Dommelen were added as portfolio managers to the Fund.

Portfolio holdings and characteristics are subject to change and may not be representative of current holdings and characteristics.

Performance data represents past performance and is no guarantee of future results.

Past performance is not indicative of future results. The indices do not reflect fees, brokerage commissions, taxes or other expenses of investing. Investors cannot invest directly in an index.

STATEMENT OF ASSETS AND LIABILITIES AS OF AUGUST 31, 2010 (UNAUDITED)

ASSETS:
Investments in securities at value*	$80,462,089
Cash	626,166
Foreign currencies at value**	456,399
Receivables:
Investment securities sold	99,633
Dividends and interest	458,010
Prepaid expenses	237

Total assets	82,102,534

LIABILITIES:
Payable for investment securities purchased	18,461
Payable to affiliates	66,962
Payable for trustees fees	1,979
Other accrued expenses and liabilities	101,519
Written options, at fair value***	254,145

Total liabilities	443,066

NET ASSETS (equivalent to $9.90 per share on 8,249,898 shares outstanding)	$81,659,468

NET ASSETS WERE COMPRISED OF:
Paid-in capital — shares of beneficial interest at $0.01 par value (unlimited shares authorized)	$129,673,810
Distributions in excess of net investment income	(4,529,684)
Accumulated net realized loss	(40,139,809)
Net unrealized depreciation	(3,344,849)

NET ASSETS	$81,659,468

* Cost of investments in securities	$84,251,429
** Cost of foreign currencies	$457,784
*** Premiums received on written options	$700,158

See Accompanying Notes to Financial Statements

STATEMENT OF OPERATIONS FOR THE SIX MONTHS ENDED AUGUST 31, 2010 (UNAUDITED)

INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$2,100,159
Interest	24,207

Total investment income	2,124,366

EXPENSES:
Investment management fees	421,839
Transfer agent fees	11,527
Administrative service fees	42,183
Shareholder reporting expense	29,430
Professional fees	21,221
Custody and accounting expense	39,739
Trustees fees	1,026
Miscellaneous expense	18,900

Total expenses	585,865
Net waived and reimbursed fees	(58,206)

Net expenses	527,659

Net investment income	1,596,707

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	5,681,743
Foreign currency related transactions	(151,205)
Written options	332,983

Net realized gain	5,863,521

Net change in unrealized appreciation or depreciation on:
Investments	(7,888,420)
Foreign currency related transactions	3,536
Written options	603,756

Net change in unrealized appreciation or depreciation	(7,281,128)

Net realized and unrealized loss	(1,417,607)

Increase in net assets resulting from operations	$179,100

* Foreign taxes withheld	$215,231

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	Six Months Ended August 31, 2010	Year Ended February 28, 2010
FROM OPERATIONS:
Net investment income	$1,596,707	$2,064,647
Net realized gain (loss)	5,863,521	(10,678,047)
Net change in unrealized appreciation or depreciation	(7,281,128)	42,429,372

Increase in net assets resulting from operations	179,100	33,815,972

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income	(5,293,238)	(1,670,254)
Return of capital	—	(13,057,458)

Total distributions	(5,293,238)	(14,727,712)

FROM CAPITAL SHARE TRANSACTIONS:
Reinvestment of distributions	556,953	1,724,169
Cost of shares repurchased, net of commissions	—	(389,261)

Net increase in net assets resulting from capital share transactions	556,953	1,334,908

Net increase (decrease) in net assets	(4,557,185)	20,423,168

NET ASSETS:
Beginning of period	86,216,653	65,793,485

End of period	$81,659,468	$86,216,653

Distributions in excess of net investment income at end of period	$(4,529,684)	$(833,153)

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (UNAUDITED)

Selected data for a share of beneficial interest outstanding throughout the year or period.

	Six Months Ended August 31, 2010	Year Ended February 28, 2010	Year Ended February 28, 2009	September 25, 2007(1) to February 29, 2008
Per Share Operating Performance:
Net asset value, beginning of period	$10.52	8.12	16.72	19.06 (2)
Income (loss) from investment operations:
Net investment income	$0.20	0.25	0.57 *	0.10
Net realized and unrealized gain (loss) on investments	$(0.18)	3.96	(7.22)	(1.79)
Total from investment operations	$0.02	4.21	(6.65)	(1.69)
Less distributions from:
Net investment income	$0.64	0.20	0.47	0.25
Net realized gains on investments	$—	—	—	0.17
Return of capital	$—	1.61	1.48	0.23
Total distributions	$0.64	1.81	1.95	0.65
Net asset value, end of period	$9.90	10.52	8.12	16.72
Market value, end of period	$10.52	12.19	7.68	16.32
Total investment return at net asset value(3)%	(0.25)	51.96	(41.94)	(8.68)
Total investment return at market value(4)%	(8.49)	86.17	(43.74)	(15.06)
Ratios and Supplemental Data:
Net assets, end of period (000’s)	$81,659	86,217	65,793	135,902
Ratios to average net assets:
Gross expenses prior to expense waiver(5)%	1.39	1.41	1.39	1.26
Net expenses after expense waiver(5)(6)%	1.25	1.25	1.25	1.24
Net investment income after expense waiver(5)(6)%	3.79	2.47	4.31	1.32
Portfolio turnover rate %	55	55	81	42

(1)	Commencement of operations.
(2)	Net asset value at beginning of period reflects the deduction of the sales load of $0.90 per share and offering costs of $0.04 per share paid by the shareholder from the $20.00 offering price.
(3)

Total investment return at net asset value has been calculated assuming a purchase at net asset value at the beginning of each period and a sale at net asset value at the end of each period and assumes reinvestment of dividends, capital gain distributions and return of capital distributions/allocations, if any, in accordance with the provisions of the dividend reinvestment plan. Total investment return at net asset value is not annualized for periods less than one year.

(4)	Total investment return at market value measures the change in the market value of your investment assuming reinvestment of dividends, capital gain distributions and return of capital distributions/allocations, if any, in accordance with the provisions of the Fund’s dividend reinvestment plan. Total investment return at market value is not annualized for periods less than one year.

(5)	Annualized for periods less than one year.
(6)

The Investment Adviser has entered into a written expense limitation agreement with the Fund under which it will limit the expenses of the Fund (excluding interest, taxes, leverage expenses and extraordinary expenses) subject to possible recoupment by the Investment Adviser within three years of being incurred.

*	Calculated using average number of shares outstanding throughout the period.

See Accompanying Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS AS OF AUGUST 31, 2010 (UNAUDITED)

NOTE 1 — ORGANIZATION

ING International High Dividend Equity Income Fund (the “Fund”) is a diversified, closed-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Pursuant to guidance from the U.S. Securities and Exchange Commission, the Fund’s classification changed from a non-diversified fund to a diversified fund. As a result of this classification change, the Fund is limited in the proportion of its assets that may be invested in the securities of a single issuer. Further, the classification change to a diversified fund may cause the Fund to benefit less from appreciation in a single issuer than if it had greater exposure to that issuer. The Fund is organized as a Delaware statutory trust.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Fund in the preparation of its financial statements, and such policies are in conformity with U.S. generally accepted accounting principles for investment companies.

A.	Security Valuation. Investments in equity securities traded on a national securities exchange are valued at the last reported sale price. Securities reported by NASDAQ are valued at the NASDAQ official closing prices. Securities traded on an exchange or NASDAQ for which there has been no sale and equity securities traded in the over-the-counter-market are valued at the mean between the last reported bid and ask prices. All investments quoted in foreign currencies will be valued daily in U.S. dollars on the basis of the foreign currency exchange rates prevailing at that time. Debt securities with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as yields, maturities, liquidity, ratings and traded prices in similar or identical securities. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of fair market value obtained from yield data relating to investments or securities with similar characteristics. Investments in open-end mutual funds are valued at the net asset value. Investments in securities of sufficient credit quality maturing in 60 days or less from date of acquisition are valued at amortized cost which approximates fair value.

Securities and assets for which market quotations are not readily available (which may include certain restricted securities that are subject to limitations as to their sale) are valued at their fair values, as defined by the 1940 Act, and as determined in good faith by or under the supervision of the Fund’s Board of Trustees (“Board”), in accordance with methods that are specifically authorized by the Board. Securities traded on exchanges, including foreign exchanges, which close earlier than the time that the Fund calculates its net asset value (“NAV”) may also be valued at their fair values, as defined by the 1940 Act, and as determined in good faith by or under the supervision of the Board, in accordance with methods that are specifically authorized by the Board. The value of a foreign security traded on an exchange outside the United States is generally based on its price on the principal foreign exchange where it trades as of the time the Fund determines its NAV or if the foreign exchange closes prior to the time the Fund determines its NAV, the most recent closing price of the foreign security on its principal exchange. Trading in certain non-U.S. securities may not take place on all days on which the NYSE Euronext (“NYSE”) is open. Further, trading takes place in various foreign markets on days on which the NYSE is not open. Consequently, the calculation of the Fund’s NAV may not take place contemporaneously with the determination of the prices of securities held by the Fund in foreign securities markets. Further, the value of the Fund’s assets may be significantly affected by foreign trading on days when a shareholder cannot purchase or redeem shares of the Fund. In calculating the Fund’s NAV, foreign securities denominated in foreign currency are converted to U.S. dollar equivalents. If an event occurs after the time at which the market for foreign securities held by the Fund closes but before the time that the Fund’s NAV is calculated, such event may cause the closing price on the foreign exchange to not represent a readily available reliable market value quotation for such securities at the time the Fund determines its NAV. In such a case, the Fund will use the fair value of such securities as determined under the Fund’s valuation procedures. Events after the close of trading on a foreign market that could require the Fund to fair value some or all of its foreign securities include, among others, securities trading in the U.S. and other markets, corporate

NOTES TO FINANCIAL STATEMENTS AS OF AUGUST 31, 2010 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

announcements, natural and other disasters, and political and other events. Among other elements of analysis in the determination of a security’s fair value, the Board has authorized the use of one or more independent research services to assist with such determinations. An independent research service may use statistical analyses and quantitative models to help determine fair value as of the time the Fund calculates its NAV. There can be no assurance that such models accurately reflect the behavior of the applicable markets or the effect of the behavior of such markets on the fair value of securities, or that such markets will continue to behave in a fashion that is consistent with such models. Unlike the closing price of a security on an exchange, fair value determinations employ elements of judgment. Consequently, the fair value assigned to a security may not represent the actual value that the Fund could obtain if it were to sell the security at the time of the close of the NYSE. Pursuant to procedures adopted by the Board, the Fund is not obligated to use the fair valuations suggested by any research service, and valuation recommendations provided by such research services may be overridden if other events have occurred or if other fair valuations are determined in good faith to be more accurate. Unless an event is such that it causes the Fund to determine that the closing prices for one or more securities do not represent readily available reliable market value quotations at the time the Fund determines its NAV, events that occur between the time of the close of the foreign market on which they are traded and the close of regular trading on the NYSE will not be reflected in the Fund’s NAV.

Options that are traded over-the-counter will be valued using one of three methods: (1) dealer quotes; (2) industry models with objective inputs; or (3) by using a benchmark arrived at by comparing prior-day dealer quotes with the corresponding change in the underlying security or index. Exchange traded options will be valued using the last reported sale. If no last sale is reported, exchange traded options will be valued using an industry accepted model such as “Black Scholes.” Options on currencies purchased by the Fund are valued using industry models with objective inputs at their last bid price in the case of listed options or at the average of the last bid prices obtained from dealers in the case of over-the-counter options.

Fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1”, inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and unobservable inputs, including the sub-adviser’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3”. The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality which are valued at amortized cost, which approximates fair value, are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing the Fund’s investments under these levels of classification is included following the Portfolio of Investments.

For the six months ended August 31, 2010, there have been no significant changes to the fair valuation methodologies.

B.	Security Transactions and Revenue Recognition. Security transactions are recorded on the trade date. Realized gains or losses on sales of investments are calculated on the identified cost basis. Interest income is recorded on the accrual basis. Premium amortization and discount accretion are determined using the effective yield method. Dividend income is recorded on the ex-dividend date, or in the case of some foreign dividends, when the information becomes available to the Fund.

C.	Foreign Currency Translation. The books and records of the Fund are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1)	Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at the end of the day.

(2)	Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

NOTES TO FINANCIAL STATEMENTS AS OF AUGUST 31, 2010 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Although the net assets and the market values are presented at the foreign exchange rates at the end of the day, the Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities, which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statement of Assets and Liabilities for the estimated tax withholding based on the securities current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S. government securities. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities.

D.	Distributions to Shareholders. The Fund intends to make monthly distributions from its cash available for distribution, which consists of the Fund’s dividends and interest income after payment of Fund expenses, net option premiums and net realized and unrealized gains on investments. At least annually, the Fund intends to distribute all or substantially all of its net realized capital gains. Distributions are recorded on the ex-dividend date. Distributions are determined annually in accordance with federal tax principles, which may differ from U.S. generally accepted accounting principles for investment companies.

The tax treatment and characterization of the Fund’s distributions may vary significantly from time to time depending on whether the Fund has gains or losses on the call options written on its portfolio versus gains or losses on the equity securities in the portfolio. Each month, the Fund will provide disclosures with distribution payments made that estimate the percentages of that distribution that represent net investment income, other income or capital gains, and return of capital, if any. The final composition of the tax characteristics of the distributions cannot be determined with certainty until after the end of the Fund’s tax year, and will be reported to shareholders at that time. A significant portion of the Fund’s distributions may constitute a return of capital. The amount of monthly distributions will vary, depending on a number of factors. As portfolio and market conditions change, the rate of dividends on the common shares will change. There can be no assurance that the Fund will, be able to declare a dividend in each period.

E.	Federal Income Taxes. It is the policy of the Fund to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of the Fund’s tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized or expire.

F.	Use of Estimates. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

G.

Risk Exposures and the use of Derivative Instruments. The Fund’s investment objectives permit the Fund to enter into various types of derivatives contracts, including, but not limited to, forward foreign currency exchange contracts and

NOTES TO FINANCIAL STATEMENTS AS OF AUGUST 31, 2010 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

purchased and written options. In doing so, the Fund will employ strategies in differing combinations to permit it to increase or decrease the level of risk, or change the level or types of exposure to market risk factors. This may allow the Fund to pursue its objectives more quickly, and efficiently than if it were to make direct purchases or sales of securities capable of affecting a similar response to market factors.

Market Risk Factors. In pursuit of its investment objectives, the Fund may seek to use derivatives to increase or decrease their exposure to the following market risk factors:

Credit Risk. Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer durations, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter durations.

Risks of Investing in Derivatives. The Fund’s use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Fund is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

The use of these strategies involves certain special risks, including a possible imperfect correlation, or even no correlation, between price movements of derivative instruments and price movements of related investments. While some strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in related investments or otherwise, due to the possible inability of the Fund to purchase or sell a portfolio security at a time that otherwise would be favorable or the possible need to sell a portfolio security at a disadvantageous time because the Fund is required to maintain asset coverage or offsetting positions in connection with transactions in derivative instruments. Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Fund. Associated risks are not the risks that the Fund is attempting to increase or decrease exposure to, per its investment objectives, but are the additional risks from investing in derivatives. Examples of these associated risks are liquidity risk, which is the risk that the Fund will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. Associated risks can be different for each type of derivative and are discussed by each derivative type in the following notes.

Counterparty Credit Risk and Credit Related Contingent Features. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. The Fund’s derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. The Fund intends to enter into financial transactions with counterparties that it believes to be creditworthy at the time of the transaction. To reduce this risk, the Fund generally enters into master netting arrangements, established within the Fund’s International Swap and Derivatives Association, Inc. (“ISDA”) Master Agreements (“Master Agreements”). These agreements are with select counterparties and they

NOTES TO FINANCIAL STATEMENTS AS OF AUGUST 31, 2010 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

govern transactions, including certain over-the-counter (“OTC”) derivative and forward foreign currency contracts, entered into by the Fund and the counterparty. The Master Agreements maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and affect settlement of all outstanding transactions under the applicable Master Agreement.

The Fund may also enter into collateral agreements with certain counterparties to further mitigate OTC derivative and forward foreign currency contracts. Subject to established minimum levels, collateral is generally determined based on the net aggregate unrealized gain or loss on contracts with a certain counterparty. Collateral pledged to the Fund is held in a segregated account by a third-party agent and can be in the form of cash or debt securities issued by the U.S. government or related agencies.

The Fund’s maximum risk of loss from counterparty credit risk on OTC derivatives is generally the aggregate unrealized gain in excess of any collateral pledged by the counterparty to the Fund. For purchased OTC options, the Fund bears the risk of loss in the amount of the premiums paid and the change in market value of the options should the counterparty not perform under the contracts. The Fund did not enter into any purchased OTC options during the six months ended August 31, 2010.

The Fund has credit related contingent features that if triggered would allow its derivatives counterparties to close out and demand payment or additional collateral to cover their exposure from the Fund. Credit related contingent features are established between the Fund and its derivatives counterparties to reduce the risk that the Fund will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in the Fund’s net assets and or a percentage decrease in the Fund’s NAV, which could cause the Fund to accelerate payment of any net liability owed to the counterparty. The contingent features are established within the Fund’s Master Agreements.

Written options by the Fund do not give rise to counterparty credit risk, as written options obligate the Fund to perform and not the counterparty. As of August 31, 2010, the total value of written OTC call options subject to Master Agreements in a net liability position was $254,145. If a contingent feature had been triggered, the Fund could have been required to pay this amount in cash to its counterparties. The Fund did not hold or post collateral for its open written OTC call options at period end.

H.	Forward Foreign Currency Contracts. The Fund may enter into forward foreign currency contracts primarily to hedge against foreign currency exchange rate risks on its non-U.S. dollar denominated investment securities. When entering into a currency forward contract, the Fund agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. These contracts are valued daily and the Fund’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in the statement of assets and liabilities. Realized and unrealized gains and losses on forward foreign currency contracts are included on the Statement of Operations. These instruments involve market and/or credit risk in excess of the amount recognized in the statement of assets and liabilities. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates.

I.

Options Contracts. The Fund may purchase put and call options and may write (sell) put options and covered call options. The premium received by the Fund upon the writing of a put or call option is included in the Statement of Assets and Liabilities as a liability which is subsequently marked-to-market until it is exercised or closed, or it expires. The Fund will realize a gain or loss upon the expiration or closing of the option contract. When an option is exercised, the proceeds on sales of the underlying security for a written call option or purchased put option or the purchase cost of the security for a written put option or a purchased call option is adjusted by the amount of premium received or paid. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the

NOTES TO FINANCIAL STATEMENTS AS OF AUGUST 31, 2010 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. Risks may also arise from an illiquid secondary market or from the inability of counterparties to meet the terms of the contract.

The Fund seeks to generate gains from the OTC call options writing strategy over a market cycle to supplement the dividend yield of its underlying portfolio of high dividend yield equity securities. Please refer to Note 8 for the volume of written OTC call option activity during the six months ended August 31, 2010.

J.	Indemnifications. In the normal course of business, the Fund may enter into contracts that provide certain indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, management considers the risk of loss from such claims remote.

NOTE 3 — INVESTMENT MANAGEMENT AND ADMINISTRATIVE FEES

ING Investments, LLC (“ING Investments” or the “Investment Advisor”), an Arizona limited liability company, is the Investment Adviser of the Fund. The Fund pays the Investment Adviser for its services under the investment management agreement (“Management Agreement”), a fee, payable monthly, based on an annual rate of 1.00% of the Fund’s average daily managed assets. For the purposes of the Management Agreement, managed assets are defined as the Fund’s average daily gross asset value, minus the sum of the Fund’s accrued and unpaid dividends on any outstanding preferred shares and accrued liabilities (other than liabilities for the principal amount of any borrowings incurred, commercial paper or notes issued by the Fund and the liquidation preference of any outstanding preferred shares). As of August 31, 2010, there were no preferred shares outstanding.

The Investment Adviser entered into a sub-advisory agreement (a “Sub-Advisory Agreement”) with ING Investment Management Co. (“ING IM”). ING IM has in turn entered into sub-sub-advisory agreements (each are “Sub-Sub-Advisory Agreement” and collectively, the “Sub-Sub-Advisory Agreements”) with each of ING Investment Management Asia/Pacific (Hong Kong) Limited (“ING IM Asia/Pacific”) and ING Investment

Management Advisors B.V. (“IIMA”). Subject to policies as the Board or the Investment Adviser might determine, ING IM, ING IM Asia/Pacific and IIMA manage the Fund’s assets in accordance with the Fund’s investment objectives, policies and limitations.

ING Funds are permitted to invest end-of-day cash balances into ING Institutional Prime Money Market Fund. Investment management fees paid by the Fund will be reduced by an amount equal to the management fees paid indirectly to the ING Institutional Prime Money Market Fund with respect to assets invested by the Fund. For the six months ended August 31, 2010, the Fund did not invest in ING Institutional Prime Money Market Fund and thus waived no such management fees. These fees are not subject to recoupment.

ING Funds Services, LLC (the “Administrator”) serves as Administrator to the Fund. The Fund pays the Administrator for its services a fee based on an annual rate of 0.10% of the Fund’s average daily managed assets. The Investment Adviser, ING IM, ING IM Asia/Pacific, IIMA, and the Administrator are indirect, wholly-owned subsidiaries of ING Groep N.V. (“ING Groep”). ING Groep is a global financial institution of Dutch origin offering banking, investments, life insurance and retirement services.

ING Groep has adopted a formal restructuring plan that was approved by the European Commission in November 2009 under which the ING life insurance businesses, including the retirement services and investment management businesses, which include the Investment Adviser and its affiliates, would be divested by ING Groep by the end of 2013. While there can be no assurance that it will be carried out, the restructuring plan presents certain risks, including uncertainty about the effect on the businesses of the ING entities that service the Funds and potential termination of the Fund’s existing advisory agreement, which may trigger the need for shareholder approval of new agreements.

NOTE 4 — OTHER TRANSACTIONS WITH AFFILIATED AND RELATED PARTIES

As of August 31, 2010, the Fund had the following amounts recorded as payable to affiliates on the accompanying Statement of Assets and Liabilities:

Accrued Investment Management Fees	Accrued Administrative Fees	Total
$59,877	$7,085	$66,962

NOTES TO FINANCIAL STATEMENTS AS OF AUGUST 31, 2010 (UNAUDITED) (CONTINUED)

NOTE 4 — OTHER TRANSACTIONS WITH AFFILIATED AND RELATED PARTIES (continued)

The Fund has adopted a Retirement Policy (“Policy”) covering independent trustees of the Trust who were trustees on or before May 9, 2007, and who will have served as an independent trustee for at least five years as of the date of their retirement (as that term is defined in the Policy). Benefits under the Policy are based on an annual rate as defined in the Policy.

The Fund has adopted a Deferred Compensation Plan (the “Plan”), which allows eligible non-affiliated trustees as described in the Plan to defer the receipt of all or a portion of the trustees fees payable. Amounts deferred are treated as though invested in various “notional” funds advised by ING Investments until distribution in accordance with the Plan.

NOTE 5 — PURCHASES AND SALES OF INVESTMENT SECURITIES

The cost of purchases and proceeds from sales of investments for the six months ended August 31, 2010, excluding short-term securities, were $45,163,241 and $47,738,376, respectively.

NOTE 6 — OTHER ACCRUED EXPENSES AND LIABILITIES

At August 31, 2010, the Fund had the following expenses included in Other Accrued Expenses and Liabilities on the Statement of Assets and Liabilities that exceeded 5% of total liabilities:

Accrued Expenses	Amount
Postage	$28,190

NOTE 7 — EXPENSE LIMITATIONS

The Investment Adviser has entered into a written expense limitation agreement (“Expense Limitation Agreement”) with the Fund under which it will limit the expenses of the Fund, excluding interest, taxes, leverage expenses, and extraordinary expenses to 1.25% of average daily managed assets. The Investment Adviser may at a later date recoup from the Fund fees waived and other expenses assumed by the Investment Adviser during the previous 36 months, but only if, after such reimbursement, the Fund’s expense ratio does not exceed the percentage described above. The Expense Limitation Agreement is contractual and shall renew automatically for one-year terms unless ING Investments or the Fund provides written notice of the termination within 90 days of the end of the then current term or upon written termination of the Management Agreement.

As of August 31, 2010, the amount of waived and reimbursed fees that are subject to recoupment by the Investment Adviser, and the related expiration dates are as follows:

August 31,
2011	2012	2013	Total
$22,370	$196,554	$115,761	$334,685

NOTE 8 — TRANSACTIONS IN WRITTEN OPTIONS

Transactions in written OTC call options on indices for the six months ended August 31, 2010 were as follows:

	Number of Contracts	Premiums Received
Balance at 02/28/10	14,415,740	$748,030
Options Written	81,737,830	4,120,627
Options Expired	(26,982,825)	(1,892,027)
Options Exercised	—	—
Options Terminated in Closing Purchase Transactions	(55,056,045)	(2,276,472)

Balance at 08/31/10	14,114,700	$700,158

NOTE 9 — CONCENTRATION OF INVESTMENT RISKS

All mutual funds involve risk — some more than others — and there is always the chance that you could lose money or not earn as much as you hope. The Fund’s risk profile is largely a factor of the principal securities in which it invests and investment techniques that it uses. For more information regarding the types of securities and investment techniques that may be used by the Fund and its corresponding risks, see the Fund’s most recent Prospectus and/or the Statement of Additional Information.

Foreign Securities and Emerging Markets. The Fund makes significant investments in foreign securities and securities issued by companies located in countries with emerging markets. Investments in foreign securities may entail risks not present in domestic investments. Since investments in securities are denominated in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, as well as from movements in currency, security value and interest rate, all of which could affect the market and/or credit risk of the investments. The risks of investing in foreign securities

NOTES TO FINANCIAL STATEMENTS AS OF AUGUST 31, 2010 (UNAUDITED) (CONTINUED)

NOTE 9 — CONCENTRATION OF INVESTMENT RISKS (continued)

can be intensified in the case of investments in issuers located in countries with emerging markets.

Leverage. Although the Fund has no current intention to do so, the Fund is authorized to utilize leverage through the issuance of preferred shares and/or borrowings, including the issuance of debt securities. In the event that the Fund determines in the future to utilize investment leverage, there can be no assurance that such a leveraging strategy will be successful during any period in which it is employed.

NOTE 10 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

	Reinvestment of distributions	Shares repurchased	Net increase in shares outstanding	Reinvestment of distributions	Shares repurchased, net of commissions	Net increase
Year or period ended	#	#	#	($)	($)	($)
International High Dividend Equity Income Fund
08-31-10	50,648	—	50,648	556,953	—	556,953
02-28-10	151,698	(57,659)	94,039	1,724,169	(389,261)	1,334,908

Share Repurchase Program

Effective December 2008, the Board authorized an open-market share repurchase program pursuant to which the Fund could purchase, over the period ended December 31, 2009, up to 10% of its stock, in open- market transactions. There was no assurance that the Fund would purchase shares at any particular discount level or in any particular amounts. The share repurchase program sought to enhance shareholder value by purchasing shares trading at a discount from their NAV per share, in an attempt to reduce or eliminate the discount or to increase the NAV per share of the applicable remaining shares of the Fund.

For the year ended February 28, 2010, the Fund repurchased 57,659 shares, representing approximately 0.7% of the Fund’s outstanding shares for a net purchase price of $389,261 (including commissions of $1,730). Shares were repurchased at a weighted-average discount from NAV per share of 13.27% and a weighted-average price per share of $6.72.

NOTE 11 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, foreign currency transactions, income from passive foreign investment corporations and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital.

Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

The tax composition of dividends and distributions in the current period will not be determined until after the Fund’s tax year-end of December 31, 2010. The tax composition of dividends and distributions as of the Fund’s most recent tax year-end was as follows:

Tax Year Ended December 31, 2009

Ordinary Income	Return of Capital
$2,056,938	$13,057,458

The tax-basis components of distributable earnings and the expiration dates of the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of the tax year ended December 31, 2009 were:

Unrealized Appreciation	Post-October Capital Loss Deferred	Post-October Currency Loss Deferred	Capital Loss Carryforwards	Expiration Date
$7,962,960	$(277,767)	$(41,077)	$(15,251,764)	2016

			(29,731,444)	2017

			$(44,983,208)

NOTES TO FINANCIAL STATEMENTS AS OF AUGUST 31, 2010 (UNAUDITED) (CONTINUED)

NOTE 11 — FEDERAL INCOME TAXES (continued)

The Fund’s major tax jurisdictions are federal and Arizona. The earliest tax year that remains subject to examination by these jurisdictions is the Fund’s initial tax year of 2007.

As of August 31, 2010, no provision for income tax is required in the Fund’s financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue.

NOTE 12 — SUBSEQUENT EVENTS

Distributions: Subsequent to August 31, 2010, the Fund made distributions of:

Per Share Amount	Declaration Date	Payable Date	Record Date

$0.092	8/16/2010	9/15/2010	9/3/2010

$0.092	9/15/2010	10/15/2010	10/5/2010

Each month, the Fund will provide disclosures with distribution payments made that estimate the percentages of that distribution that represent net investment income, capital gains, and return of capital, if any. At the Fund’s tax year end, the Fund may re- characterize payments over the course of the year across ordinary income, capital gains, and return of capital, if any. A significant portion of the monthly distribution payments made by the Fund may constitute a return of capital.

The Fund has evaluated events occurring after the Statement of Assets and Liabilities date (subsequent events) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

ING INTERNATIONAL HIGH DIVIDEND EQUITY INCOME FUND	SUMMARY PORTFOLIO OF INVESTMENTS AS OF AUGUST 31, 2010 (UNAUDITED)

Shares			Value	Percent of Net Assets

COMMON STOCK: 94.7%
		Australia: 11.6%
44,082		BHP Billiton Ltd.	$1,462,552	1.8
15,616		Commonwealth Bank of Australia	701,857	0.9
30,965		National Australia Bank Ltd.	642,098	0.8
39,369		Westpac Banking Corp.	762,961	0.9
		Other Securities	5,872,152	7.2
			9,441,620	11.6

		Austria: 0.5%
		Other Securities	426,075	0.5

		Bahamas: 0.8%
20,687	@	Teekay LNG Partners LP	679,568	0.8

		Brazil: 0.8%
9,644	S	CPFL Energia S.A. ADR	687,424	0.8

		Canada: 1.5%
9,300	S	Canadian Imperial Bank of Commerce	631,656	0.8
13,000		Labrador Iron Ore Royalty Corp.	556,525	0.7
			1,188,181	1.5

		China: 6.4%
1,062,000		Bank of China Ltd.	536,525	0.7
774,000		China Construction Bank	642,434	0.8
753,000		Industrial and Commercial Bank of China Ltd.	549,915	0.7
		Other Securities	3,456,896	4.2
			5,185,770	6.4

		Denmark: 0.6%
		Other Securities	500,235	0.6

		Finland: 0.9%
84,875		Nokia OYJ	723,224	0.9

		France: 7.6%
11,281		BNP Paribas	698,874	0.9
12,890		Bouygues S.A.	520,393	0.6
11,801		Carrefour S.A.	533,150	0.6
15,062		Sanofi-Aventis	862,244	1.1
22,349		Total S.A.	1,039,551	1.3
31,737		Vivendi	736,344	0.9
		Other Securities	1,839,213	2.2
			6,229,769	7.6

Shares		Value	Percent of Net Assets

COMMON STOCK: (continued)
	Germany: 5.7%
12,551	Bayer AG	$765,559	0.9
26,137	E.ON AG	733,594	0.9
10,462	Metro AG	531,329	0.6
10,710	RWE AG	701,000	0.9
	Other Securities	1,939,199	2.4
		4,670,681	5.7

	Hong Kong: 6.2%
86,500	China Mobile Ltd.	885,167	1.1
	Other Securities	4,182,130	5.1
		5,067,297	6.2

	India: 3.3%
	Other Securities	2,662,530	3.3

	Indonesia: 1.1%
	Other Securities	922,931	1.1

	Ireland: 0.5%
	Other Securities	434,890	0.5

	Italy: 2.4%
36,858	ENI S.p.A.	728,244	0.9
274,839	Intesa Sanpaolo S.p.A. - RNC	706,870	0.9
	Other Securities	502,137	0.6
		1,937,251	2.4

	Luxembourg: 0.6%
	Other Securities	458,754	0.6

	Malaysia: 1.5%
	Other Securities	1,220,675	1.5

	Netherlands: 2.3%
43,064	Royal Dutch Shell PLC - Class B	1,097,579	1.4
51,950	Royal KPN NV	751,090	0.9
		1,848,669	2.3

	New Zealand: 0.2%
	Other Securities	122,697	0.2

	Norway: 0.8%
37,045	Statoil ASA	693,266	0.8

	Philippines: 0.1%
	Other Securities	110,796	0.1

	Portugal: 0.4%
	Other Securities	296,286	0.4

See Accompanying Notes to Financial Statements

ING INTERNATIONAL HIGH DIVIDEND EQUITY INCOME FUND	SUMMARY PORTFOLIO OF INVESTMENTS AS OF AUGUST 31, 2010 (UNAUDITED) (CONTINUED)

Shares		Value	Percent of Net Assets

COMMON STOCK: (continued)
	Singapore: 2.2%
	Other Securities	$1,821,815	2.2

	South Korea: 6.0%
1,410	Samsung Electronics Co., Ltd.	891,467	1.1
	Other Securities	3,980,539	4.9
		4,872,006	6.0

	Spain: 1.5%
34,952	Telefonica S.A.	772,504	0.9
	Other Securities	493,066	0.6
		1,265,570	1.5

	Sweden: 0.6%
	Other Securities	467,117	0.6

	Switzerland: 5.4%
17,284	Credit Suisse Group	755,894	0.9
18,901	Novartis AG	990,823	1.2
7,296	Roche Holding AG - Genusschein	989,699	1.2
1,435	Swisscom AG	557,001	0.7
2,386	Syngenta AG	549,502	0.7
2,437	Zurich Financial Services AG	541,534	0.7
		4,384,453	5.4

	Taiwan: 5.4%
391,301	Taiwan Semiconductor Manufacturing Co., Ltd.	715,591	0.9
	Other Securities	3,691,378	4.5
		4,406,969	5.4

	Thailand: 0.7%
	Other Securities	579,948	0.7

	Turkey: 0.9%
32,094	Tupras Turkiye Petrol Rafine	714,631	0.9

	United Kingdom: 12.1%
64,289	GlaxoSmithKline PLC	1,199,726	1.5
94,481	HSBC Holdings PLC	925,409	1.1
18,937	Imperial Tobacco Group PLC	521,163	0.6
10,624	Reckitt Benckiser PLC	529,523	0.6
54,422	Scottish & Southern Energy PLC	954,847	1.2
196,499	Thomas Cook Group PLC	545,171	0.7
41,834	Unilever PLC	1,102,110	1.4

Shares			Value	Percent of Net Assets

COMMON STOCK: (continued)
		United Kingdom: (continued)
322,476		Vodafone Group PLC	$774,283	0.9
		Other Securities	3,362,693	4.1
			9,914,925	12.1

		United States: 4.1%
27,300		Altria Group, Inc.	609,336	0.7
9,000	S	Chevron Corp.	667,440	0.8
9,500		Kimberly-Clark Corp.	611,800	0.8
38,000	S	Pfizer, Inc.	605,340	0.7
		Other Securities	886,588	1.1
			3,380,504	4.1

		Total Common Stock (Cost $80,901,808)	77,316,527	94.7

REAL ESTATE INVESTMENT TRUSTS: 3.4%
		Australia: 0.6%
		Other Securities	524,131	0.6

		Hong Kong: 0.4%
		Other Securities	279,751	0.4

		Netherlands: 0.9%
		Other Securities	707,443	0.9

		Singapore: 0.7%
		Other Securities	588,302	0.7

		United Kingdom: 0.8%
		Other Securities	661,371	0.8
		Total Real Estate Investment Trusts (Cost $3,023,685)	2,760,998	3.4

PREFERRED STOCK: 0.4%
		South Korea: 0.4%
467		Samsung Electronics Co., Ltd.	207,740	0.2
		Other Securities	176,824	0.2
		Total Preferred Stock (Cost $325,936)	384,564	0.4

		Total Investments in Securities (Cost $84,251,429)*	$80,462,089	98.5
		Other Assets and Liabilities - Net	1,197,379	1.5

		Net Assets	$81,659,468	100.0

See Accompanying Notes to Financial Statements

ING INTERNATIONAL HIGH DIVIDEND EQUITY INCOME FUND	SUMMARY PORTFOLIO OF INVESTMENTS AS OF AUGUST 31, 2010 (UNAUDITED) (CONTINUED)

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of August 31, 2010.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

@	Non-income producing security
ADR	American Depositary Receipt
S	All or a portion of this security has been identified by the Fund to cover future collateral requirements for applicable futures, options, swaps, foreign currency contracts and/or when-issued or delayed-delivery securities.
*	Cost for federal income tax purposes is $85,679,158.

Net unrealized depreciation consists of:
Gross Unrealized Appreciation	$5,043,466
Gross Unrealized Depreciation	(10,260,535)

Net Unrealized Depreciation	$(5,217,069)

Industry	Percentage of Net Assets
Consumer Discretionary	5.3%
Consumer Staples	9.5%
Energy	10.2%
Financials	26.7%
Health Care	8.0%
Industrials	9.7%
Information Technology	7.3%
Materials	8.9%
Telecommunication Services	7.1%
Utilities	5.8%
Other Assets and Liabilities - Net	1.5%

Net Assets	100.0%

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of August 31, 2010 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 8/31/2010
Asset Table
Investments, at value
Common Stock
Australia	$—	$9,441,620	$—	$9,441,620
Austria	—	426,075	—	426,075
Bahamas	679,568	—	—	679,568
Brazil	687,424	—	—	687,424
Canada	1,188,181	—	—	1,188,181
China	—	5,185,770	—	5,185,770
Denmark	—	500,235	—	500,235
Finland	—	723,224	—	723,224
France	—	6,229,769	—	6,229,769
Germany	—	4,670,681	—	4,670,681
Hong Kong	506,241	4,561,056	—	5,067,297
India	—	2,662,530	—	2,662,530
Indonesia	—	922,931	—	922,931
Ireland	—	434,890	—	434,890
Italy	—	1,937,251	—	1,937,251
Luxembourg	—	458,754	—	458,754
Malaysia	—	1,220,675	—	1,220,675
Netherlands	—	1,848,669	—	1,848,669
New Zealand	—	122,697	—	122,697
Norway	—	693,266	—	693,266
Philippines	—	110,796	—	110,796
Portugal	—	296,286	—	296,286
Singapore	—	1,821,815	—	1,821,815
South Korea	—	4,872,006	—	4,872,006
Spain	—	1,265,570	—	1,265,570
Sweden	—	467,117	—	467,117
Switzerland	—	4,384,453	—	4,384,453
Taiwan	—	4,406,969	—	4,406,969
Thailand	—	579,948	—	579,948

See Accompanying Notes to Financial Statements

ING INTERNATIONAL HIGH DIVIDEND EQUITY INCOME FUND	SUMMARY PORTFOLIO OF INVESTMENTS AS OF AUGUST 31, 2010 (UNAUDITED) (CONTINUED)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 8/31/2010
Turkey	—	714,631	—	714,631
United Kingdom	507,775	9,407,150	—	9,914,925
United States	3,380,504	—	—	3,380,504

Total Common Stock	6,949,693	70,366,834	—	77,316,527

Real Estate Investment Trusts	322,243	2,438,755	—	2,760,998
Preferred Stock	—	384,564	—	384,564

Total Investments, at value	$7,271,936	$73,190,153	$—	$80,462,089

Liabilities Table
Other Financial Instruments+:
Written options	—	(254,145)	—	(254,145)

Total Liabilities	$—	$(254,145)	$—	$(254,145)

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Fund. Swaps and written options are reported at their market value at measurement date.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are categorized as Level 2 investments.

Written OTC Call Options

# of Contracts	Counterparty	Description	Expiration Date	Strike Price/Rate		Premiums Received	Fair Value
1,250	Merrill Lynch & Co., Inc.	Australia S&P/ASX 200 Index	09/09/10	4,363.359	AUD	$109,904	$(77,969)
2,100	Royal Bank of Scotland Group PLC	Dow Jones Euro Stoxx 50	09/09/10	2,729.160	EUR	201,046	(22,425)
1,200	Royal Bank of Scotland Group PLC	FTSE 100 Index	09/09/10	5,267.510	GBP	224,104	(99,261)
1,350	Morgan Stanley	Hong Kong Hang Seng Index	09/09/10	20,983.934	HKD	76,688	(12,890)
14,100,000	Morgan Stanley	Korea KOSPI 200 Index	09/09/10	225.250	KRW	53,687	(37,772)
8,800	Goldman Sachs & Co.	Taiwan TAIEX Index	09/09/10	7,808.480	TWD	34,729	(3,828)

						$700,158	$(254,145)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of August 31, 2010 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Liability Derivatives
Equity contracts	Written options, at fair value	$254,145

Total Liability Derivatives		$254,145

The effect of derivative instruments on the Fund’s Statement of Operations for the six months ended August 31, 2010 was as follows:

Derivatives not accounted for as hedging instruments	Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Written options
Equity contracts	$332,983

Total	$332,983

See Accompanying Notes to Financial Statements

ING INTERNATIONAL HIGH DIVIDEND EQUITY INCOME FUND	SUMMARY PORTFOLIO OF INVESTMENTS AS OF AUGUST 31, 2010 (UNAUDITED) (CONTINUED)

Derivatives not accounted for as hedging instruments	Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Written options
Equity contracts	$603,756

Total	$603,756

Supplemental Option Information (Unaudited)

Supplemental Call Option Statistics as of August 31, 2010
% of Total Net Assets against which calls written	37.21%
Average Days to Expiration at time written	27 days
Average Call Moneyness* at time written	ATM
Premium received for calls	$700,158
Value of calls	$(254,145)

*	“Moneyness” is the term used to describe the relationship between the price of the underlying asset and the option’s exercise or strike price. For example, a call (buy) option is considered “in-the-money” when the value of the underlying asset exceeds the strike price. Conversely, a put (sell) option is considered “in-the-money” when its strike price exceeds the value of the underlying asset. Options are characterized for the purpose of Moneyness as, “in-the-money” (“ITM”), “out-of-the-money” (“OTM”) or “at-the-money” (“ATM”), where the underlying asset value equals the strike price.

See Accompanying Notes to Financial Statements

SHAREHOLDER MEETING INFORMATION (UNAUDITED)

A special meeting of shareholders of the ING International High Dividend Equity Income Fund was held June 22, 2010, at the offices of ING Funds, 7337 East Doubletree Ranch Road, Scottsdale, AZ 85258.

Proposal:

1	To elect three members of the Board of Trustees to represent the interests of the holders of Common Shares of the Fund, with all three individuals to serve as Class III Trustees, for a term of three-years, and until the election and qualification of their successors.

	Proposal*	Shares voted for	Shares voted against or withheld	Shares abstained	Total Shares Voted
Class III Trustees	John V. Boyer	6,791,392.850	244,166.538		7,035,559.388
	Patricia W. Chadwick	6,732,143.532	303,415.856		7,035,559.388
	Sheryl K. Pressler	6,734,371.153	301,188.235		7,035,559.388

*	Proposal Passed

ADDITIONAL INFORMATION (UNAUDITED)

During the period, there were no material changes in the Fund’s investment objective or policies that were not approved by the shareholders or the Fund’s charter or by-laws or in the principal risk factors associated with investment in the Fund. Effective July 15, 2010, Pranay Gupta and Bing Li replaced Teik Cheah and Nicholas Toovey as individuals who are primarily responsible for the day to day management of the Fund’s portfolio. Effective September 30, 2010, Edwin Cuppen and Willem van Dommelen were added as individuals who are primarily responsible for the day-to-day management of the Fund’s portfolio.

During the period, the Fund reduced its monthly distribution from $0.115 to $0.092 per month, commencing with the distribution paid on July 15, 2010.

Dividend Reinvestment Plan

Unless the registered owner of Common Shares elects to receive cash by contacting BNY (the “Plan Agent”), all dividends declared on Common Shares of the Fund will be automatically reinvested by the Plan Agent for shareholders in additional Common Shares of the Fund through the Fund’s Dividend Reinvestment Plan (the “Plan”). Shareholders who elect not to participate in the Plan will receive all dividends and other distributions in cash paid by check mailed directly to the shareholder of record (or, if the Common Shares are held in street or other nominee name, then to such nominee) by the Plan Agent. Participation in the Plan is completely voluntary and may be terminated or resumed at any time without penalty by notice if received and processed by the Plan Agent prior to the dividend record date; otherwise such termination or resumption will be effective with respect to any subsequently declared dividend or other distribution. Some brokers may automatically elect to receive cash on your behalf and may re-invest that cash in additional Common Shares of the Fund for you. If you wish for all dividends declared on your Common Shares of the Fund to be automatically reinvested pursuant to the Plan, please contact your broker.

The Plan Agent will open an account for each Common Shareholder under the Plan in the same name in which such Common Shareholder’s Common Shares are registered. Whenever the Fund declares a dividend or other distribution (together, a “Dividend”) payable in cash, non-participants in the Plan will receive cash and participants in the Plan will receive the equivalent in Common Shares. The Common Shares will be acquired by the Plan Agent for the participants’ accounts, depending upon the circumstances described below, either (i) through receipt of additional unissued but authorized Common Shares from the Fund (“Newly Issued Common Shares”) or (ii) by purchase of outstanding Common Shares on the open market (“Open-Market Purchases”) on the NYSE or elsewhere. Open-market purchases and sales are usually made through a broker affiliated with the Plan Agent.

If, on the payment date for any Dividend, the closing market price plus estimated brokerage commissions per Common Share is equal to or greater than the net asset value per Common Share, the Plan Agent will invest the Dividend amount in Newly Issued Common Shares on behalf of the participants. The number of Newly Issued Common Shares to be credited to each participant’s account will be determined by dividing the dollar amount of the Dividend by the net asset value per Common Share on the payment date; provided that, if the net asset value is less than or equal to 95% of the closing market value on the payment date, the dollar amount of the Dividend will be divided by 95% of the closing market price per Common Share on the payment date. If, on the payment date for any Dividend, the net asset value per Common Share is greater than the closing market value plus estimated brokerage commissions, the Plan Agent will invest the Dividend amount in Common Shares acquired on behalf of the participants in Open-Market Purchases. In the event of a market discount on the payment date for any Dividend, the Plan Agent will have until the last business day before the next date on which the Common Shares trade on an “ex-dividend” basis or 30 days after the payment date for such Dividend, whichever is sooner (the “Last Purchase Date”), to invest the Dividend amount in Common Shares acquired in Open-Market Purchases.

It is contemplated that the Fund will pay monthly Dividends. Therefore, the period during which Open-Market Purchases can be made will exist only from the payment date of each Dividend through the date before the next “ex-dividend” date, which typically will be approximately ten days.

If, before the Plan Agent has completed its Open-Market Purchases, the market price per common share exceeds the net asset value per Common Share, the average per Common Share purchase price paid by the Plan Administrator may exceed the net asset value of the Common Shares, resulting in the acquisition of fewer Common Shares than if the Dividend had been paid in Newly Issued Common Shares on the Dividend payment date. Because of the foregoing difficulty with respect to Open-Market Purchases, the Plan provides that if the Plan Agent is unable to invest the full

ADDITIONAL INFORMATION (UNAUDITED) (CONTINUED)

Dividend amount in Open-Market Purchases during the purchase period or if the market discount shifts to a market premium during the purchase period, the Plan Agent will cease making Open-Market Purchases and will invest the un-invested portion of the Dividend amount in Newly Issued Common Shares at the net asset value per common share at the close of business on the Last Purchase Date provided that, if the net asset value is less than or equal to 95% of the then current market price per Common Share, the dollar amount of the Dividend will be divided by 95% of the market price on the payment date.

The Plan Agent maintains all shareholders’ accounts in the Plan and furnishes written confirmation of all transactions in the accounts, including information needed by shareholders for tax records. Common Shares in the account of each Plan participant will be held by the Plan Agent on behalf of the Plan participant, and each shareholder proxy will include those shares purchased or received pursuant to the Plan. The Plan Agent will forward all proxy solicitation materials to participants and vote proxies for shares held under the Plan in accordance with the instructions of the participants.

In the case of shareholders such as banks, brokers or nominees which hold shares for others who are the beneficial owners, the Plan Agent will administer the Plan on the basis of the number of Common Shares certified from time to time by the record shareholder’s name and held for the account of beneficial owners who participate in the Plan.

There will be no brokerage charges with respect to Common Shares issued directly by the Fund. However, each participant will pay a pro rata share of brokerage commissions incurred in connection with Open-Market Purchases. The automatic reinvestment of Dividends will not relieve participants of any federal, state or local income tax that may be payable (or required to be withheld) on such Dividends. Participants that request a partial or full sale of shares through the Plan Agent are subject to a $15.00 sales fee and a $0.10 per share brokerage commission on purchases or sales, and may be subject to certain other service charges.

The Fund reserves the right to amend or terminate the Plan. There is no direct service charge to participants with regard to purchases in the Plan; however, the Fund reserves the right to amend the Plan to include a service charge payable by the participants.

All questions concerning the Plan should be directed to the Fund’s Shareholder Service Department at (800) 992-0180.

KEY FINANCIAL DATES — CALENDAR 2010 DISTRIBUTIONS:

Declaration Date	Ex-Dividend Date	Payable Date
January 15, 2010	February 1, 2010	February 17, 2010
February 17, 2010	March 1, 2010	March 15, 2010
March 15, 2010	April 1, 2010	April 15, 2010
April 15, 2010	May 3, 2010	May 17, 2010
May 17, 2010	June 1, 2010	June 15, 2010
June 15, 2010	July 1, 2010	July 15, 2010
July 15, 2010	August 2, 2010	August 16, 2010
August 16, 2010	September 1, 2010	September 15, 2010
September 15, 2010	October 1, 2010	October 15, 2010
October 15, 2010	November 1, 2010	November 15, 2010
November 15, 2010	December 1, 2010	December 15, 2010
December 15, 2010	December 29, 2010	January 17, 2011

Record date will be two business days after each Ex-Dividend Date. These dates are subject to change.

Stock Data

The Fund’s common shares are traded on the NYSE (Symbol: IID).

Repurchase of Securities by Closed-End Companies

In accordance with Section 23(c) of the 1940 Act, and Rule 23c-1 under the 1940 Act the Fund may from time to time purchase shares of beneficial interest of the Fund in the open market, in privately negotiated transactions and/or purchase shares to correct erroneous transactions.

Number of Shareholders

The approximate number of record holders of Common Stock as of August 31, 2010 was 4,461, which does not include beneficial owners of shares held in the name of brokers of other nominees.

Certifications

In accordance with Section 303A.12 (a) of the New York Stock Exchange Listed Company Manual, the Fund’s CEO submitted the Annual CEO Certification on May 28, 2010 certifying that he was not aware, as of that date, of any violation by the Fund of the NYSE’s Corporate governance listing standards. In addition, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and related SEC rules, the Fund’s principal executive and financial officers have made quarterly certifications, included in filings with the SEC on Forms N-CSR and N-Q, relating to, among other things, the Fund’s disclosure controls and procedures and internal controls over financial reporting.

Investment Adviser

ING Investments, LLC

7337 East Doubletree Ranch Road, Suite 100

Scottsdale, Arizona 85258

Administrator

ING Funds Services, LLC

7337 East Doubletree Ranch Road, Suite 100

Scottsdale, Arizona 85258

Transfer Agent

BNY Mellon Shareowner Services

480 Washington Boulevard

Jersey City, NJ 07310-1900

Custodian

The Bank of New York Mellon

One Wall Street

New York, New York 10286

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Toll-Free Shareholder Information

Call us from 9:00 a.m. to 7:00 p.m. Eastern time on any business day for account or other information, at (800) 992-0180

PRSAR-UIID	(0810-102110)

Item 2.	Code of Ethics.

Not required for semi-annual filing.

Item 3.	Audit Committee Financial Expert.

Not required for semi-annual filing.

Item 4.	Principal Accountant Fees and Services.

Not required for semi-annual filing.

Item 5.	Audit Committee Of Listed Registrants.

Not required for semi-annual filing.

Item 6.	Schedule of Investments.

ING International High Dividend Equity Income Fund	PORTFOLIO OF INVESTMENTS as of August 31, 2010 (Unaudited)

Shares			Value
COMMON STOCK: 94.7%
Australia: 11.6%
47,426		Amcor Ltd.	$284,935
65,959		AMP Ltd.	296,768
23,063		Australia & New Zealand Banking Group Ltd.	465,753
19,969		Bendigo Bank Ltd.	150,188
44,082		BHP Billiton Ltd.	1,462,552
50,103		BlueScope Steel Ltd.	96,209
15,616		Commonwealth Bank of Australia	701,857
3,720		CSL Ltd.	109,364
139,261		CSR Ltd.	212,219
192,255		Goodman Fielder Ltd.	229,600
82,439		Macquarie Airports Management Ltd.	217,953
7,552		Macquarie Group Ltd.	253,593
58,814		Metcash Ltd.	229,943
30,965		National Australia Bank Ltd.	642,098
90,388		OneSteel Ltd.	233,155
13,351		Orica Ltd.	298,938
16,491		Origin Energy Ltd.	224,412
25,309		QBE Insurance Group Ltd.	371,596
2,538		Rio Tinto Ltd.	159,400
25,650		Sonic Healthcare Ltd.	252,343
32,432		Suncorp-Metway Ltd.	241,639
28,289		TABCORP Holdings Ltd.	161,039
56,757		Tattersall’s Ltd.	120,899
87,319		Telstra Corp. Ltd.	214,466
13,738		Wesfarmers Ltd.	391,734
39,369		Westpac Banking Corp.	762,961
3,709		Woodside Petroleum Ltd.	138,718
12,729		Woolworths Ltd.	314,646
10,936		WorleyParsons Ltd.	202,642

			9,441,620

Austria: 0.5%
33,417		Telekom Austria AG	426,075

			426,075

Bahamas: 0.8%
20,687	@	Teekay LNG Partners LP	679,568

			679,568

Brazil: 0.8%
9,644	S	CPFL Energia S.A. ADR	687,424

			687,424

Canada: 1.5%
9,300	S	Canadian Imperial Bank of Commerce	631,656
13,000		Labrador Iron Ore Royalty Corp.	556,525

			1,188,181

China: 6.4%
86,000		Angang New Steel Co., Ltd.	122,449
1,062,000		Bank of China Ltd.	536,525
165,000		Bank of Communications Co., Ltd.	176,029
774,000		China Construction Bank	642,434
327,000		China Dongxiang Group Co.	173,860
113,000		China Life Insurance Co., Ltd.	434,084
408,000		China Petroleum & Chemical Corp.	323,986
201,600		China Zhongwang Holdings Ltd.	120,159
278,000		Fujian Zijin Mining Industry Co., Ltd.	193,826
115,600		Guangzhou R&F Properties Co., Ltd.	168,768
308,000		Huaneng Power International, Inc.	185,935
753,000		Industrial and Commercial Bank of China Ltd.	549,915
140,000		Jiangsu Expressway Co., Ltd.	137,094
424,000		PetroChina Co., Ltd.	461,928
1,136,000		Renhe Commercial Holdings Co. Ltd	226,352
349,500		Soho China Ltd.	224,747
10,800		Tencent Holdings Ltd.	199,017
251,000		Want Want China Holdings Ltd.	203,348
118,000		Zhejiang Expressway Co., Ltd.	105,314

			5,185,770

Denmark: 0.6%
13,322		D/S Norden	500,235

			500,235

Finland: 0.9%
84,875		Nokia OYJ	723,224

			723,224

France: 7.6%
10,165		Alstom	482,891
11,281		BNP Paribas	698,874
12,890		Bouygues S.A.	520,393
11,801		Carrefour S.A.	533,150
5,208		Neopost S.A.	367,048
15,062		Sanofi-Aventis	862,244
22,349		Total S.A.	1,039,551
20,333		Veolia Environnement	472,843
11,830		Vinci S.A.	516,431
31,737		Vivendi	736,344

			6,229,769

Germany: 5.7%
4,633		Allianz AG	472,966
12,551		Bayer AG	765,559
7,817		Deutsche Boerse AG	475,934
29,650		Deutsche Post AG	483,881
26,137		E.ON AG	733,594
10,462		Metro AG	531,329
3,974		Muenchener Rueckversicherungs AG	506,418
10,710		RWE AG	701,000

			4,670,681

Hong Kong: 6.2%
12,900		ASM Pacific Technology	105,223
116,500		BOC Hong Kong Holdings Ltd.	307,662
29,000		Cheung Kong Holdings Ltd.	367,202
86,500		China Mobile Ltd.	885,167
46,000		China Resources Enterprise	192,646
17,000		CLP Holdings Ltd.	130,120
293,000		CNOOC Ltd.	506,241
148,000		Cosco Pacific Ltd.	196,218
50,510		Esprit Holdings Ltd.	284,978
22,800		Hang Seng Bank Ltd.	313,433
14,500		Hong Kong Exchanges and Clearing Ltd.	228,362
46,500		HongKong Electric Holdings	282,787
30,000		Hutchison Whampoa Ltd.	222,335
22,500		Kingboard Chemicals Holdings	106,618
44,000		Li & Fung Ltd.	224,157
23,000	@	Orient Overseas International Ltd.	185,559
46,000		Shanghai Industrial Holdings Ltd.	225,299
148,000		Skyworth Digital Holdings Ltd.	77,445
16,000		Sun Hung Kai Properties Ltd.	225,845

			5,067,297

India: 3.3%
18,970		Hindustan Lever Ltd.	106,994
15,984		ICICI Bank Ltd.	334,887
8,586		Infosys Technologies Ltd.	495,174
3,140		Larsen & Toubro Ltd.	121,067
7,611		Mahindra & Mahindra Ltd.	101,531
8,334		Oil & Natural Gas Corp. Ltd.	237,831
19,872		Piramal Healthcare Ltd.	210,766
9,974	@	Reliance Capital Ltd.	161,314
15,683		Reliance Industries Ltd.	306,464
6,786		Siemens India Ltd.	100,036
43,947		Sterlite Industries India Ltd.	141,610
4,635		Tata Power Co. Ltd.	120,595
20,180		Tata Steel Ltd.	224,261

			2,662,530

Indonesia: 1.1%
94,500		Astra Agro Lestari Tbk PT	206,503
214,500		Bank Rakyat Indonesia	221,627
266,500		International Nickel Indonesia Tbk PT	126,791
316,000		Perusahaan Gas Negara PT	140,466
43,000		PT Astra International Tbk	227,544

			922,931

Ireland: 0.5%
28,346		CRH PLC	434,890

			434,890

Italy: 2.4%
26,717		Altantia S.p.A.	502,137
36,858		ENI S.p.A.	728,244
164,016		Intesa Sanpaolo S.p.A.	457,020
110,823		Intesa Sanpaolo S.p.A. - RNC	249,850

			1,937,251

Luxembourg: 0.6%
15,828		ArcelorMittal	458,754

			458,754

Malaysia: 1.5%
81,100		Berjaya Sports Toto BHD	106,740
118,600		Gamuda Bhd	129,701
79,400		IOI Corp. Bhd	132,412
117,100		Malayan Banking BHD	311,314
82,400		PLUS Expressways Bhd	109,560
32,100		Tanjong PLC	219,091
188,700		Telekom Malaysia BHD	211,857

			1,220,675

Netherlands: 2.3%
43,064		Royal Dutch Shell PLC - Class B	1,097,579
51,950		Royal KPN NV	751,090

			1,848,669

New Zealand: 0.2%
23,370		Fletcher Building Ltd.	122,697

			122,697

Norway: 0.8%
37,045		Statoil ASA	693,266

			693,266

Philippines: 0.1%
2,060	@	Philippine Long Distance Telephone Co.	110,796

			110,796

Portugal: 0.4%
68,799		Banco Espirito Santo S.A.	296,286

			296,286

Singapore: 2.2%
40,500		DBS Group Holdings Ltd.	416,007
46,000		Keppel Corp. Ltd.	304,850
16,000		Oversea-Chinese Banking Corp.	102,606
76,000		SembCorp Marine Ltd.	214,360
83,000		Singapore Press Holdings Ltd.	250,320
66,000		Singapore Telecommunications Ltd.	150,388
20,000		United Overseas Bank Ltd.	276,775
23,000		Wilmar International Ltd.	106,509

			1,821,815

South Korea: 6.0%
6,450		Dongkuk Steel Mill Co., Ltd.	129,434
7,810	@	Doosan Infracore Co., Ltd.	125,889
2,855		GS Engineering & Construction Corp.	204,344
8,140		Hana Financial Group, Inc.	209,565
472		Hyundai Heavy Industries	104,150
1,025		Hyundai Mobis	185,917
1,350		Hyundai Motor Co.	159,852
9,700		Kangwon Land, Inc.	177,701
8,632		KB Financial Group, Inc.	350,764
455		KCC Corp.	113,112
5,820		Korea Electric Power Corp.	141,834
4,540		Korea Investment Holdings Co., Ltd.	119,395
4,932		KT&G Corp.	251,161
964		LG Chem Ltd.	278,183
3,837		LG Corp.	275,213
3,750		LG Display Co., Ltd.	105,038
673		NCSoft Corp.	129,399
913		Posco	369,971
1,110		Samsung Electro-Mechanics Co. Ltd.	105,793
1,410		Samsung Electronics Co., Ltd.	891,467
4,160		Shinhan Financial Group Ltd.	159,322
1,621		SK Energy Co., Ltd.	173,018
9,900		Woori Finance Holdings Co., Ltd.	111,484

			4,872,006

Spain: 1.5%
42,344		Banco Santander Central Hispano S.A.	493,066
34,952		Telefonica S.A.	772,504

			1,265,570

Sweden: 0.6%
35,263		Svenska Cellulosa AB - B Shares	467,117

			467,117

Switzerland: 5.4%
17,284		Credit Suisse Group	755,894
18,901		Novartis AG	990,823
7,296		Roche Holding AG - Genusschein	989,699
1,435		Swisscom AG	557,001
2,386		Syngenta AG	549,502
2,437		Zurich Financial Services AG	541,534

			4,384,453

Taiwan: 5.4%
39,369		Acer, Inc.	92,694
34,000		Asustek Computer, Inc.	226,433
77,000		Cathay Financial Holding Co., Ltd.	110,564
94,000		Chicony Electronics Co. Ltd.	168,636
246,522		China Steel Corp.	232,959
101,298		Chunghwa Telecom Co., Ltd.	208,047
142,000		Coretronic Corp.	191,279
99,000		Far EasTone Telecommunications Co., Ltd.	128,489
4,053		First Financial Holding Co., Ltd.	2,339
193,237		Fubon Financial Holding Co., Ltd.	224,678
64,792		HON HAI Precision Industry Co., Ltd.	228,455
172,689		Lite-On Technology Corp.	199,255
25,049		MediaTek, Inc.	341,280
360,000		Mega Financial Holdings Co., Ltd.	217,057
182,000		POU Chen Corp.	147,118
129,520		Quanta Computer, Inc.	196,814
60,000		Taiwan Fertilizer Co., Ltd.	183,256
391,301		Taiwan Semiconductor Manufacturing Co., Ltd.	715,591
97,000		U-Ming Marine Transport Corp.	187,458
137,082		Wistron Corp.	214,742
335,000		Yuanta Financial Holding Co., Ltd.	189,825

			4,406,969

Thailand: 0.7%
36,200		Advanced Info Service PCL	106,862
21,900		Bangkok Bank PCL	107,156
120,200		Charoen Pokphand Foods PCL	98,148
241,800		Krung Thai Bank PCL	111,196
208,900		PTT Aromatics & Refining PCL	156,586

			579,948

Turkey: 0.9%
32,094		Tupras Turkiye Petrol Rafine	714,631

			714,631

United Kingdom: 12.1%
10,330		AstraZeneca PLC	507,775
134,496		Balfour Beatty PLC	492,066
15,070		British American Tobacco PLC	510,618
245,347		BT Group PLC	500,334
64,289		GlaxoSmithKline PLC	1,199,726
94,481		HSBC Holdings PLC	925,409
18,937		Imperial Tobacco Group PLC	521,163
10,624		Reckitt Benckiser PLC	529,523
64,725		Reed Elsevier PLC	517,957
273,757		Royal & Sun Alliance Insurance Group	514,777
54,422		Scottish & Southern Energy PLC	954,847
51,020		Tate & Lyle PLC	319,166
196,499		Thomas Cook Group PLC	545,171
41,834		Unilever PLC	1,102,110
322,476		Vodafone Group PLC	774,283

			9,914,925

United States: 4.1%
27,300		Altria Group, Inc.	609,336
9,000	S	Chevron Corp.	667,440
12,000	S	Honeywell International, Inc.	469,080
9,500		Kimberly-Clark Corp.	611,800
38,000	S	Pfizer, Inc.	605,340
21,700	S	Pitney Bowes, Inc.	417,508

			3,380,504

		Total Common Stock
		( Cost $ 80,901,808 )	77,316,527

REAL ESTATE INVESTMENT TRUSTS: 3.4%
Australia: 0.6%
205,067	Dexus Property Group		152,069
33,285	Westfield Group		372,062

			524,131

Hong Kong: 0.4%
95,500	Link Real Estate Investment Trust		279,751

			279,751

Netherlands: 0.9%
6,212	Corio NV		356,006
4,266	Wereldhave NV		351,437

			707,443

Singapore: 0.7%
455,000	Ascendas India Trust		322,243
173,600	Ascendas Real Estate Investment Trust		266,059

			588,302

United Kingdom: 0.8%
36,352	Land Securities Group PLC		339,378
78,052	Segro PLC		321,993

			661,371

	Total Real Estate Investment Trusts
	( Cost $ 3,023,685 )		2,760,998

PREFERRED STOCK: 0.4%
South Korea: 0.4%
4,190	Hyundai Motor Co.		176,824
467	Samsung Electronics Co., Ltd.		207,740

	Total Preferred Stock
	( Cost $ 325,936 )		384,564

	Total Long-Term Investments
	( Cost $ 84,251,429 )		80,462,089

	Total Investments in Securities
	( Cost $ 84,251,429 )	98.5%	$80,462,089
	Other Assets and Liabilities - Net	1.5	1,197,379

	Net Assets	100.0%	$81,659,468

@	Non-income producing security
ADR	American Depositary Receipt
S	All or a portion of this security has been identified by the Fund to cover future collateral requirements for applicable futures, options, swaps, foreign currency contracts and/or when-issued or delayed-delivery securities.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-end Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-end Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-end Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

The Board has a Nominating Committee for the purpose of considering and presenting to the Board candidates it proposes for nomination to fill Independent Trustee vacancies on the Board. The Committee currently consists of all Independent Trustees of the Board. (6 individuals). The Nominating Committee operates pursuant to a Charter approved by the Board. The primary purpose of the Nominating Committee is to consider and present to the Board the candidates it proposes for nomination to fill vacancies on the Board. In evaluating candidates, the Nominating Committee may consider a variety of factors, but it has not at this time set any specific minium qualifications that must be met. Specific qualifications of candidates for Board membership will be based on the needs of the Board at the time of nomination.

The Nominating Committee is willing to consider nominations received from shareholders and shall assess shareholder nominees in the same manner as it reviews its own nominees. A shareholder nominee for director should be submitted in writing to the Fund’s Secretary. Any such shareholder nomination should include at a minimum the following information as to each individual proposed for nomination as trustee: such individual’s written consent to be named in the proxy statement as a nominee (if nominated) and to serve as a trustee (if elected), and all information relating to such individual that is required to be disclosed in the solicitation of proxies for election of trustees, or is otherwise required, in each case under applicable federal securities laws, rules and regulations.

The secretary shall submit all nominations received in a timely manner to the Nominating Committee. To be timely, any such submission must be delivered to the Fund’s Secretary not earlier than the 90th day prior to such meeting and not later than the close of business on the later of the 60th day prior to such meeting or the 10th day following the day on which public announcement of the date of the meeting is first made, by either disclosure in a press release or in a document publicly filed by the Fund with the Securities and Exchange Commission.

Item 11.	Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-CSR are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-CSR and the officer certifications of such Form N-CSR.

(b)	There were no significant changes in the registrant’s internal controls that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	The Code of Ethics is not required for the semi-annual filing.

(a)(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

(a)(3)	Not required for semi-annual filing.

(b)	The officer certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): ING International High Dividend Equity Income Fund

By	/s/ Shaun P. Mathews
Shaun P. Mathews President and Chief Executive Officer

Date: November 4, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews President and Chief Executive Officer

Date: November 4, 2010

By	/s/ Todd Modic
Todd Modic Senior Vice President and Chief Financial Officer

Date: November 4, 2010